Equity (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Authorized	25,000,000	25,000,000
Issued	15,318,958	15,307,402
Outstanding	14,750,338	14,738,782
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value	$ 1	$ 1